Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and Cash Equivalents	$ 163,000,000	$ 118,000,000
Other Temporary Investments	386,000,000	353,000,000
Fuel	587,000,000	701,000,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	5,770,000,000	5,470,000,000
Accumulated Depreciation and Amortization	20,188,000,000	19,288,000,000
Current Liabilities
Long-term Debt Due Within One Year	2,503,000,000	1,549,000,000
Noncurrent Liabilities
Long-term Debt	16,181,000,000	16,828,000,000
Equity
Common Stock, Par Value Per Share	$ 6.50	$ 6.50
Common Stock, Shares Authorized	600,000,000	600,000,000
Common Stock, Shares, Issued	509,739,159	508,113,964
Treasury Stock, Shares	20,336,592	20,336,592
Ohio Phase-In-Recovery Funding [Member]
Current Liabilities
Long-term Debt Due Within One Year	45,427,000	34,936,000
Noncurrent Liabilities
Long-term Debt	187,041,000	232,466,000
Appalachian Power Co [Member]
Current Assets
Cash and Cash Equivalents	2,613,000	2,745,000
Fuel	113,386,000	191,811,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	373,520,000	357,517,000
Accumulated Depreciation and Amortization	3,823,664,000	3,617,990,000
Current Liabilities
Long-term Debt Due Within One Year	552,212,000	342,360,000
Noncurrent Liabilities
Long-term Debt	3,342,062,000	3,765,997,000
Equity
Common Stock, Shares Authorized	30,000,000	30,000,000
Common Stock, Shares Outstanding	13,499,500	13,499,500
Indiana Michigan Power Co [Member]
Current Assets
Cash and Cash Equivalents	1,020,000	1,317,000
Fuel	54,623,000	53,807,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	1,490,820,000	1,421,361,000
Accumulated Depreciation and Amortization	3,410,341,000	3,299,349,000
Current Liabilities
Long-term Debt Due Within One Year	382,187,000	294,845,000
Noncurrent Liabilities
Long-term Debt	1,645,210,000	1,744,171,000
Equity
Common Stock, Shares Authorized	2,500,000	2,500,000
Common Stock, Shares Outstanding	1,400,000	1,400,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member]
Current Liabilities
Long-term Debt Due Within One Year	85,657,000	107,143,000
Ohio Power Co [Member]
Current Assets
Cash and Cash Equivalents	2,870,000	3,004,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	390,848,000	364,573,000
Accumulated Depreciation and Amortization	2,038,120,000	1,973,042,000
Current Liabilities
Long-term Debt Due Within One Year	131,497,000	438,595,000
Noncurrent Liabilities
Long-term Debt	2,165,626,000	2,296,580,000
Equity
Common Stock, Shares Authorized	40,000,000	40,000,000
Common Stock, Shares Outstanding	27,952,473	27,952,473
Public Service Co Of Oklahoma [Member]
Current Assets
Cash and Cash Equivalents	1,352,000	1,277,000
Fuel	16,436,000	15,191,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	421,568,000	393,026,000
Accumulated Depreciation and Amortization	1,319,554,000	1,323,522,000
Current Liabilities
Long-term Debt Due Within One Year	427,000	34,115,000
Noncurrent Liabilities
Long-term Debt	1,040,609,000	965,695,000
Equity
Common Stock, Par Value Per Share	$ 15	$ 15
Common Stock, Shares Authorized	11,000,000	11,000,000
Common Stock, Shares, Issued	10,482,000	10,482,000
Common Stock, Shares Outstanding	9,013,000	9,013,000
Southwestern Electric Power Co [Member]
Current Assets
Cash and Cash Equivalents	14,356,000	17,241,000
Fuel	116,955,000	122,026,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	878,753,000	869,230,000
Accumulated Depreciation and Amortization	2,503,290,000	2,391,652,000
Current Liabilities
Long-term Debt Due Within One Year	306,750,000	3,250,000
Noncurrent Liabilities
Long-term Debt	1,833,687,000	2,040,082,000
Equity
Common Stock, Par Value Per Share	$ 18	$ 18
Common Stock, Shares Authorized	7,600,000	7,600,000
Common Stock, Shares Outstanding	7,536,640	7,536,640
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Current Assets
Cash and Cash Equivalents	12,695,000	15,827,000
Fuel	38,920,000	37,518,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	288,183,000	291,556,000
Accumulated Depreciation and Amortization	142,983,000	134,282,000
Subsidiaries [Member]
Current Assets
Other Temporary Investments	371,000,000	335,000,000
Current Liabilities
Long-term Debt Due Within One Year	431,000,000	416,000,000
Noncurrent Liabilities
Long-term Debt	$ 2,260,000,000	$ 2,532,000,000